Fair Value Measurments	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurments	FAIR VALUE MEASUREMENTS
The following descriptions of the valuation methods and assumptions used by the Plan to determine the fair values of investments apply to investments held directly by the Plan.

Registered Investment Companies (“mutual funds”) – Mutual funds are registered with the Securities and Exchange Commission and are intended to meet the requirements of the Investment Company Act of 1940 with respect to income distribution, fee structure, and diversification of assets. Mutual funds are generally marked to quoted prices and are categorized in Level 1 of the fair value hierarchy if based upon prices which are observable in an active market. The Plan generally prohibits the sale of these investment options within 30 days of a purchase into that investment option.

Morgan Stanley Stock Fund (the “Fund”) – The Plan holds investments in the Fund holding Morgan Stanley common stock and containing a short-term investment fund to facilitate participant transactions into and out of the Fund. The Company has specific rules that govern employee transactions in Morgan Stanley stock. Employees may transact in Morgan Stanley stock (including the Fund) only during a window period designated by the Company. Shorter window periods and prior approval requirements apply to those employees deemed Access Persons (as defined in the Company’s employee trading policy) by the Company. Access Persons who are members of the Company’s Management or Operating Committees are prohibited from selling the Fund within six months of a purchase.

Separately Managed Accounts - The Separate Accounts are professionally managed portfolios held by the Plan. The participants share in the appreciation and depreciation in proportion to their contribution to the Separate Account. Separate Accounts are administered and supervised by investment managers who decide how to invest funds contributed by investors, subject to written investment guidelines. The Plan generally prohibits the sale of these investment options within 30 days of a purchase into that investment option.

A description of the valuation methods and assumptions applied to the major categories of the Fund and the Separate Accounts are as follows:

Corporate equities
Corporate equities, including Morgan Stanley common stock, are exchange-traded equity securities that are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied. Unlisted equity securities are generally valued based on an assessment of each security, considering rounds of financing and third-party transactions, discounted cash flow analyses and market-based information, including comparable transactions, trading multiples and changes in market outlook, among other factors. Listed fund units are generally marked to the exchange-traded price if actively traded, or to NAV if not. Unlisted fund units are generally marked to NAV. Corporate equities are generally categorized in Level 1 of the fair value hierarchy. Stapled securities, consisting of two or more corporate equity securities that are contractually bound to form a single salable unit that cannot be bought or sold separately, are categorized in Level 2 of the fair value hierarchy. Corporate equities are classified as Level 3 if not actively traded, inputs are unobservable or if undergoing an aged merger or acquisition event or corporate action.

Cash and cash equivalents
Cash and cash equivalents are valued at cost, which approximates fair value and are generally categorized in Level 1 of the fair value hierarchy. Commercial Papers are categorized in Level 2 of the fair value hierarchy.

Government and agency securities
Government and agency securities are valued using factors which include but are not limited to market quotations, yields, maturities, and the bond’s terms and conditions. U.S. Treasury securities and U.S. Index Linked Government Bonds, valued using quoted market prices, are categorized in Level 1 of the fair value hierarchy. Non-U.S. index-linked securities are generally categorized in Level 1 of the fair value hierarchy. Callable agency-issued debt securities are valued by benchmarking model-derived prices to quoted market prices and trade data for comparable instruments. The fair value of agency mortgage pass-through pool securities is model driven based on spreads of a comparable to be announced security. The fair value of state and municipal securities is determined using recently executed transactions, market price quotations or pricing models that factor in, where applicable, interest rates, bond or credit default swap spreads and volatility. Callable agency-issued debt securities, agency mortgage pass-through pool securities, and state and municipal government securities are generally categorized in Level 2 of the fair value hierarchy.

Corporate debt instruments
Corporate debt instruments are composed of corporate bonds, corporate loans, and asset-backed securities. Corporate bonds and corporate loans are valued using factors which include but are not limited to recently executed transactions, market price quotations and spreads. Asset-backed securities may be valued based on price or spread data obtained from observed transactions or independent external parties such as vendors or brokers. When position-specific external price data are not observable, the fair value determination may require benchmarking to similar securities. For index linked securities, the market price is adjusted daily by the appropriate index factor. Corporate debt instruments are generally categorized in Level 2 of the fair value hierarchy. Corporate debt instruments are classified as Level 3 if not actively traded or if inputs are unobservable.

Derivative instruments
Depending on the investment and terms of the transaction, the fair value of over-the-counter (“OTC”) derivative investments can be either observed or modeled using a series of techniques and model inputs from comparable benchmarks, including closed-form analytic formulas, such as the Black-Scholes option-pricing model, and simulation models or a combination thereof. Many pricing models do not entail material subjectivity as the methodologies employed do not necessitate significant judgment, since model inputs may be observed from actively quoted markets, as is the case for generic interest rate swaps and certain option contracts. Interest rate swaps are valued using observable inputs. Listed derivatives that are not actively traded are valued using the same approaches as those applied to OTC derivatives. Derivative instruments are categorized in Level 2 of the fair value hierarchy, except for cash collateral related to the derivative instruments, which are valued at carrying value and categorized in Level 1.

Repurchase agreements
The fair value of repurchase agreements is computed using a standard cash flow discounting methodology. The inputs to the valuation include contractual cash flows and collateral funding spreads which are estimated using various benchmarks, interest rate yield curves and option volatilities. Repurchase agreements are categorized in Level 2 of the fair value hierarchy.
Collective Trust Funds – Each investment is administered and supervised by its respective investment manager who decides how to invest the contributed funds. The Collective Trust Funds do not have a readily determinable fair value. The fair values of participating units held in the Collective Trust Funds are valued at NAVs as a practical expedient. Terms of the applicable Collective Trust Fund Agreements and/or Investment Management Agreements permit the termination of the agreement and the receipt of the fund securities at fair value within 30 days. There were no unfunded commitments, and no restricted redemption notice periods. Other than certain funds managed by State Street Global Advisors and BlackRock, Inc., from which the Plan does not restrict the frequency of redemptions, the Plan generally prohibits the sale of the Collective Trust Fund investment options within 30 days of a purchase into that investment option.

	Plan’s Investment Assets and Liabilities at Fair Value at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

	Level 1	Level 2	Level 3	Total
Investment Assets:

Registered Investment Companies	$43,618,835	$47,790,143	$—	$91,408,978

Separately Managed Accounts
Corporate equities	7,695,300,418	—	266,830	7,695,567,248
Cash and cash equivalents	4,245,249	2,196,186	—	6,441,435
Government and agency securities
U.S. Treasury and agency securities	860,796,024	355,967,937	—	1,216,763,961
Other sovereign government obligations	7,767,937	706,506	—	8,474,443
Total Government and agency securities	868,563,961	356,674,443	—	1,225,238,404
Corporate debt instruments	—	169,674,050	—	169,674,050
Derivative instruments	18,741,652	4,745,902	—	23,487,554
Repurchase agreements	—	587,000,000	—	587,000,000
Total Separately Managed Accounts	8,586,851,280	1,120,290,581	266,830	9,707,408,691

Collective Trust Funds *				15,945,018,656

Participant-directed investments				$25,743,836,325

Investment Liabilities:
Separately Managed Accounts
Derivative instruments	20,509,553	3,596,132	—	24,105,685
Participant-directed investments	$20,509,553	$3,596,132	$—	$24,105,685

* Amounts represent certain investments that are measured at fair value using the NAV per share, which are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the participant-directed investments presented in the Statement of net assets available for benefits.

Other receivables and other payables are valued at their carrying value, which approximates fair value. Level 3 assets reflect positions held prior to 2022 subject to sanctions as a result of the expansion or escalation of hostilities between Russia and Ukraine.

	Plan's Investment Assets and Liabilities at Fair Value at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

	Level 1	Level 2	Level 3	Total
Investment Assets:

Registered Investment Companies	$78,829,907	$—	$—	$78,829,907

Separately Managed Accounts
Corporate equities	6,134,331,011	—	237,475	6,134,568,486
Cash and cash equivalents	3,329,031	4,294,246	—	7,623,277
Government and agency securities
U.S. Treasury and agency securities	869,592,096	284,877,550	—	1,154,469,646
Other sovereign government obligations	8,643,551	1,487,796	—	10,131,347
Total Government and agency securities	878,235,647	286,365,346	—	1,164,600,993
Corporate debt instruments	—	171,927,434	—	171,927,434
Derivative instruments	18,583,234	8,496,358	—	27,079,592
Repurchase agreements	—	570,000,000	—	570,000,000
Total Separately Managed Accounts	7,034,478,923	1,041,083,384	237,475	8,075,799,782

Collective Trust Funds *				13,434,874,093

Participant-directed investments				$21,589,503,782

Investment Liabilities:
Separately Managed Accounts
Derivative instruments	19,256,791	3,746,779	—	23,003,570
Participant-directed investments	$19,256,791	$3,746,779	$—	$23,003,570

* Amounts represent certain investments that are measured at fair value using the NAV per share, which are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the participant-directed investments presented in the Statement of net assets available for benefits.